Annual Total Returns (Bar Chart) (Invesco V.I. Utilities Fund, Series II shares, Invesco V.I. Utilities Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Utilities Fund | Series II shares, Invesco V.I. Utilities Fund
Annual Total Returns
'01	(32.58%)
'02	(20.52%)
'03	17.18%
'04	23.24%
'05	16.55%
'06	25.25%
'07	20.32%
'08	(32.51%)
'09	14.61%
'10	6.01%